BXMX
Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7% (2)
	Aerospace & Defense – 1.5%
28,960	Boeing Co	$4,785,930
9,566	HEICO Corp	1,001,178
62,456	Howmet Aerospace Inc	1,044,264
12,552	Huntington Ingalls Industries Inc	1,766,694
13,748	Northrop Grumman Corp	4,337,356
118,674	Raytheon Technologies Corp	6,828,502
	Total Aerospace & Defense	19,763,924
	Air Freight & Logistics – 0.7%
52,845	United Parcel Service Inc, Class B	8,805,562
	Airlines – 0.1%
19,506	Alaska Air Group Inc	714,505
33,335	United Airlines Holdings Inc, (3)	1,158,391
	Total Airlines	1,872,896
	Auto Components – 0.1%
10,862	Cooper Tire & Rubber Co	344,325
50,606	Gentex Corp	1,303,105
	Total Auto Components	1,647,430
	Automobiles – 0.3%
422,587	Ford Motor Co	2,814,430
24,260	Harley-Davidson Inc	595,340
	Total Automobiles	3,409,770
	Banks – 3.0%
150,655	Citigroup Inc	6,494,737
26,341	Comerica Inc	1,007,543
98,788	Fifth Third Bancorp	2,106,160
108,513	First Horizon National Corp	1,023,278
168,863	JPMorgan Chase & Co	16,256,441
165,652	KeyCorp	1,976,228
22,835	M&T Bank Corp	2,102,875
119,082	People's United Financial Inc	1,227,736
41,891	PNC Financial Services Group Inc	4,604,240
172,561	Regions Financial Corp	1,989,628
0

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Banks (continued)
60,439	Zions Bancorp	$1,766,028
	Total Banks	40,554,894
	Beverages – 1.5%
307,680	Coca-Cola Co	15,190,162
23,448	Keurig Dr Pepper Inc	647,165
56,712	Monster Beverage Corp, (3)	4,548,302
	Total Beverages	20,385,629
	Biotechnology – 2.0%
103,252	AbbVie Inc	9,043,843
3,766	Alnylam Pharmaceuticals Inc, (3)	548,330
34,141	Amgen Inc	8,677,276
11,274	Biogen Inc, (3)	3,198,208
9,243	BioMarin Pharmaceutical Inc, (3)	703,207
4,402	Exact Sciences Corp, (3)	448,784
67,257	Gilead Sciences Inc	4,249,970
1,956	Seattle Genetics Inc, (3)	382,770
	Total Biotechnology	27,252,388
	Building Products – 0.5%
15,381	Allegion plc	1,521,335
77,134	Carrier Global Corp	2,355,672
48,429	Masco Corp	2,669,891
	Total Building Products	6,546,898
	Capital Markets – 1.9%
75,510	Charles Schwab Corp	2,735,727
21,911	CME Group Inc	3,665,930
42,992	Eaton Vance Corp	1,640,145
44,488	Intercontinental Exchange Inc	4,451,024
8,344	MSCI Inc	2,976,972
21,694	S&P Global Inc	7,822,856
34,832	TD Ameritrade Holding Corp	1,363,673
	Total Capital Markets	24,656,327
	Chemicals – 1.7%
16,669	Chemours Co	348,549
52,881	Corteva Inc	1,523,502
53,214	Dow Inc	2,503,719
73,557	DuPont de Nemours Inc	4,080,942
56,303	Eastman Chemical Co	4,398,390
33,382	Linde PLC	7,949,256
36,183	Olin Corp	447,945

Shares	Description (1)	Value
	Chemicals (continued)
14,399	RPM International Inc	$1,192,813
	Total Chemicals	22,445,116
	Commercial Services & Supplies – 0.5%
13,228	Waste Connections Inc	1,373,066
47,435	Waste Management Inc	5,368,219
	Total Commercial Services & Supplies	6,741,285
	Communications Equipment – 0.9%
13,699	Ciena Corp, (3)	543,713
268,289	Cisco Systems Inc	10,567,904
5,140	Lumentum Holdings Inc, (3)	386,168
27,916	Viavi Solutions Inc, (3)	327,455
	Total Communications Equipment	11,825,240
	Consumer Finance – 0.5%
50,167	Discover Financial Services	2,898,649
98,887	SLM Corp	799,996
111,921	Synchrony Financial	2,928,973
	Total Consumer Finance	6,627,618
	Containers & Packaging – 0.5%
13,574	Avery Dennison Corp	1,735,300
22,123	Crown Holdings Inc, (3)	1,700,374
15,364	Packaging Corp of America	1,675,444
18,945	Sonoco Products Co	967,521
	Total Containers & Packaging	6,078,639
	Diversified Financial Services – 2.0%
105,638	Berkshire Hathaway Inc, Class B, (3)	22,494,556
53,398	Jefferies Financial Group Inc	961,164
59,639	Voya Financial Inc	2,858,497
	Total Diversified Financial Services	26,314,217
	Diversified Telecommunication Services – 1.9%
402,841	AT&T Inc	11,484,997
228,346	Verizon Communications Inc	13,584,303
	Total Diversified Telecommunication Services	25,069,300
	Electric Utilities – 1.8%
136,982	Duke Energy Corp	12,131,126
49,088	Entergy Corp	4,836,640
61,129	Evergy Inc	3,106,576
52,512	OGE Energy Corp	1,574,835
29,198	Pinnacle West Capital Corp	2,176,711
	Total Electric Utilities	23,825,888

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 0.6%
64,438	Emerson Electric Co	$4,225,200
8,860	Hubbell Inc	1,212,402
13,511	Rockwell Automation Inc	2,981,607
	Total Electrical Equipment	8,419,209
	Electronic Equipment, Instruments & Components – 0.4%
20,728	CDW Corp	2,477,618
86,143	Corning Inc	2,791,894
	Total Electronic Equipment, Instruments & Components	5,269,512
	Energy Equipment & Services – 0.2%
72,910	Halliburton Co	878,566
131,193	Schlumberger Ltd	2,041,363
	Total Energy Equipment & Services	2,919,929
	Entertainment – 1.7%
20,933	Netflix Inc, (3)	10,467,128
1,607	Roku Inc, (3)	303,402
99,744	Walt Disney Co	12,376,235
	Total Entertainment	23,146,765
	Equity Real Estate Investment Trust – 2.6%
97,035	American Homes 4 Rent, Class A	2,763,557
35,832	American Tower Corp	8,661,669
73,515	Apartment Investment and Management Co, Class A	2,478,926
123,846	Brandywine Realty Trust	1,280,568
81,089	CubeSmart	2,619,986
51,595	Equity Commonwealth	1,373,975
84,268	Healthcare Realty Trust Inc	2,538,152
88,255	Invitation Homes Inc	2,470,257
19,823	Lexington Realty Trust	207,150
51,162	Sabra Health Care REIT Inc	705,268
15,931	Sun Communities Inc	2,240,058
21,307	Ventas Inc	894,042
42,955	Welltower Inc	2,366,391
117,146	Weyerhaeuser Co	3,341,004
	Total Equity Real Estate Investment Trust	33,941,003
	Food & Staples Retailing – 1.9%
3,640	Casey's General Stores Inc	646,646
32,746	Costco Wholesale Corp	11,624,830
55,722	Kroger Co	1,889,533
15,913	US Foods Holding Corp, (3)	353,587
80,123	Walmart Inc	11,210,009
	Total Food & Staples Retailing	25,724,605

Shares	Description (1)	Value
	Food Products – 0.8%
19,945	Lamb Weston Holdings Inc	$1,321,755
132,012	Mondelez International Inc, Class A	7,584,090
12,100	Post Holdings Inc, (3)	1,040,600
	Total Food Products	9,946,445
	Gas Utilities – 0.2%
30,465	Atmos Energy Corp	2,912,149
2,933	National Fuel Gas Co	119,051
	Total Gas Utilities	3,031,200
	Health Care Equipment & Supplies – 3.8%
119,195	Abbott Laboratories	12,971,992
19,198	Alcon Inc, (3)	1,093,326
7,646	Avanos Medical Inc, (3)	254,000
49,755	Baxter International Inc	4,001,297
166,239	Boston Scientific Corp, (3)	6,351,992
12,930	Hill-Rom Holdings Inc	1,079,784
51,197	Hologic Inc, (3)	3,403,065
11,190	IDEXX Laboratories Inc, (3)	4,398,901
10,914	Intuitive Surgical Inc, (3)	7,743,920
91,175	Medtronic PLC	9,474,906
	Total Health Care Equipment & Supplies	50,773,183
	Health Care Providers & Services – 2.7%
16,199	Anthem Inc	4,350,889
40,790	Centene Corp, (3)	2,379,281
31,579	Cigna Corp	5,349,798
8,265	Covetrus Inc, (3)	201,666
85,692	CVS Health Corp	5,004,413
20,595	HCA Healthcare Inc	2,567,785
50,660	UnitedHealth Group Inc	15,794,268
	Total Health Care Providers & Services	35,648,100
	Health Care Technology – 0.1%
5,329	Veeva Systems Inc, Class A, (3)	1,498,461
	Hotels, Restaurants & Leisure – 1.4%
33,747	Dunkin' Brands Group Inc	2,764,217
33,299	Marriott International Inc, Class A	3,082,821
16,077	Restaurant Brands International Inc	924,588
130,425	Starbucks Corp	11,206,116
17,028	Wynn Resorts Ltd	1,222,781
	Total Hotels, Restaurants & Leisure	19,200,523

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Household Durables – 0.6%
20,159	Garmin Ltd	$1,912,283
32,967	KB Home	1,265,603
60,892	Newell Brands Inc	1,044,907
7,363	TopBuild Corp, (3)	1,256,790
10,026	Whirlpool Corp	1,843,681
	Total Household Durables	7,323,264
	Household Products – 2.2%
99,150	Colgate-Palmolive Co	7,649,422
151,929	Procter & Gamble Co	21,116,612
1,338	Spectrum Brands Holdings Inc	76,480
	Total Household Products	28,842,514
	Industrial Conglomerates – 1.2%
38,682	3M Co	6,196,083
59,111	Honeywell International Inc	9,730,261
	Total Industrial Conglomerates	15,926,344
	Insurance – 1.9%
2,535	Alleghany Corp	1,319,341
49,044	Allstate Corp	4,617,002
49,370	Arthur J Gallagher & Co	5,212,484
37,130	CNO Financial Group Inc	595,565
23,577	Fidelity National Financial Inc	738,196
32,421	Genworth Financial Inc, Class A, (3)	108,610
38,545	Hartford Financial Services Group Inc	1,420,769
4,703	Kemper Corp	314,301
36,418	Lincoln National Corp	1,140,976
58,537	Loews Corp	2,034,161
7,573	RenaissanceRe Holdings Ltd	1,285,441
35,640	Travelers Cos Inc	3,855,892
48,100	W R Berkley Corp	2,941,315
	Total Insurance	25,584,053
	Interactive Media & Services – 5.8%
17,158	Alphabet Inc, Class A, (3)	25,146,765
13,564	Alphabet Inc, Class C, (3)	19,933,654
124,468	Facebook Inc, Class A, (3)	32,598,169
	Total Interactive Media & Services	77,678,588
	Internet & Direct Marketing Retail – 5.1%
20,068	Amazon.com Inc, (3)	63,188,714
2,808	Booking Holdings Inc, (3)	4,803,589
5,685	JD.com Inc, ADR, (3)	441,213
	Total Internet & Direct Marketing Retail	68,433,516

Shares	Description (1)	Value
	IT Services – 5.5%
24,108	Akamai Technologies Inc, (3)	$2,664,898
46,162	Automatic Data Processing Inc	6,439,137
16,990	Black Knight Inc, (3)	1,478,979
48,062	Fidelity National Information Services Inc	7,075,207
55,843	Mastercard Inc, Class A	18,884,427
68,285	PayPal Holdings Inc, (3)	13,454,194
2,541	Twilio Inc, Class A, (3)	627,856
17,828	VeriSign Inc, (3)	3,652,066
96,311	Visa Inc, Class A	19,259,311
	Total IT Services	73,536,075
	Leisure Products – 0.1%
25,861	Mattel Inc, (3)	302,574
6,048	Polaris Inc	570,568
	Total Leisure Products	873,142
	Life Sciences Tools & Services – 1.1%
10,876	Illumina Inc, (3)	3,361,554
26,382	Thermo Fisher Scientific Inc	11,648,181
	Total Life Sciences Tools & Services	15,009,735
	Machinery – 1.4%
39,124	Caterpillar Inc	5,835,345
53,690	Graco Inc	3,293,881
39,784	Otis Worldwide Corp	2,483,317
19,491	Parker-Hannifin Corp	3,943,809
16,044	Stanley Black & Decker Inc	2,602,337
10,383	Timken Co	562,966
4,597	Woodward Inc	368,496
	Total Machinery	19,090,151
	Media – 1.2%
260,291	Comcast Corp, Class A	12,041,062
25,183	New York Times Co, Class A	1,077,581
79,467	News Corp, Class A	1,114,127
41,813	Omnicom Group Inc	2,069,743
	Total Media	16,302,513
	Metals & Mining – 0.4%
15,614	Arconic Corp, (3)	297,447
13,907	Barrick Gold Corp	390,926
54,887	Newmont Corp	3,482,580
38,277	Nucor Corp	1,717,106
	Total Metals & Mining	5,888,059

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Mortgage Real Estate Investment Trust – 0.0%
26,802	Annaly Capital Management Inc	$190,830
	Multiline Retail – 0.5%
25,320	Macy's Inc, (4)	144,324
16,563	Nordstrom Inc, (4)	197,431
35,449	Target Corp	5,580,382
	Total Multiline Retail	5,922,137
	Multi-Utilities – 1.0%
59,539	Ameren Corp	4,708,344
17,519	NorthWestern Corp	852,124
60,957	Public Service Enterprise Group Inc	3,347,149
49,765	WEC Energy Group Inc	4,822,229
	Total Multi-Utilities	13,729,846
	Oil, Gas & Consumable Fuels – 1.9%
34,337	Cenovus Energy Inc	133,571
18,536	Cheniere Energy Inc, (3)	857,661
102,809	Chevron Corp	7,402,248
18,691	CNX Resources Corp, (3)	176,443
81,811	ConocoPhillips	2,686,673
18,591	Continental Resources Inc, (3)	228,298
234,625	Exxon Mobil Corp	8,054,676
32,046	Hess Corp	1,311,643
42,055	Marathon Petroleum Corp	1,233,894
17,934	Ovintiv Inc	146,341
33,181	Phillips 66	1,720,103
26,407	Suncor Energy Inc	322,958
27,570	Valero Energy Corp	1,194,332
	Total Oil, Gas & Consumable Fuels	25,468,841
	Pharmaceuticals – 4.7%
142,852	Bristol-Myers Squibb Co	8,612,547
51,917	Eli Lilly and Co	7,684,754
153,930	Johnson & Johnson	22,917,099
135,529	Merck & Co Inc	11,242,131
332,812	Pfizer Inc	12,214,200
	Total Pharmaceuticals	62,670,731
	Professional Services – 0.4%
2,240	CoStar Group Inc, (3)	1,900,663
9,803	ManpowerGroup Inc	718,854
25,509	TransUnion	2,146,072
	Total Professional Services	4,765,589

Shares	Description (1)	Value
	Road & Rail – 1.0%
8,512	Canadian Pacific Railway Ltd	$2,591,308
4,425	Lyft Inc, Class A, (3)	121,909
30,044	Norfolk Southern Corp	6,429,115
19,748	Old Dominion Freight Line Inc	3,572,808
14,397	Uber Technologies Inc, (3)	525,203
	Total Road & Rail	13,240,343
	Semiconductors & Semiconductor Equipment – 5.0%
59,769	Advanced Micro Devices Inc, (3)	4,900,460
81,004	Applied Materials Inc	4,815,688
24,355	Broadcom Inc	8,873,014
233,743	Intel Corp	12,103,212
12,579	Lam Research Corp	4,173,083
30,694	Marvell Technology Group Ltd	1,218,552
80,261	Micron Technology Inc, (3)	3,769,057
32,280	NVIDIA Corp	17,470,582
5,962	NXP Semiconductors NV	744,117
673	ON Semiconductor Corp, (3)	14,597
76,452	QUALCOMM Inc	8,996,871
	Total Semiconductors & Semiconductor Equipment	67,079,233
	Software – 9.6%
29,016	Adobe Inc, (3)	14,230,317
18,116	Autodesk Inc, (3)	4,184,977
552	CDK Global Inc	24,062
10,744	Check Point Software Technologies Ltd, (3)	1,292,933
378,864	Microsoft Corp	79,686,465
138,264	Oracle Corp	8,254,361
3,531	Palo Alto Networks Inc, (3)	864,212
53,766	salesforce.com Inc, (3)	13,512,471
12,353	ServiceNow Inc, (3)	5,991,205
	Total Software	128,041,003
	Specialty Retail – 2.6%
8,358	American Eagle Outfitters Inc	123,782
27,950	Best Buy Co Inc	3,110,556
4,047	Burlington Stores Inc, (3)	834,046
21,763	CarMax Inc, (3)	2,000,237
3,114	Five Below Inc, (3)	395,478
61,386	Home Depot Inc	17,047,506
65,156	Lowe's Cos Inc	10,806,774
	Total Specialty Retail	34,318,379

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 7.0%
802,592	Apple Inc	$92,948,180
6,851	Dell Technologies Inc, Class C, (3)	463,744
	Total Technology Hardware, Storage & Peripherals	93,411,924
	Textiles, Apparel & Luxury Goods – 1.1%
6,689	Kontoor Brands Inc	161,874
3,550	Lululemon Athletica Inc, (3)	1,169,263
84,520	NIKE Inc, Class B	10,610,641
40,235	VF Corp	2,826,509
	Total Textiles, Apparel & Luxury Goods	14,768,287
	Thrifts & Mortgage Finance – 0.0%
48,313	MGIC Investment Corp	428,053
	Tobacco – 0.5%
153,069	Altria Group Inc	5,914,586
29,443	British American Tobacco PLC, Sponsored ADR	1,064,365
	Total Tobacco	6,978,951
	Trading Companies & Distributors – 0.1%
40,519	HD Supply Holdings Inc, (3)	1,671,004
	Total Long-Term Investments (cost $570,834,174)	1,330,515,061

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	Money Market Funds – 0.0%
585,930	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.090% (6)	$585,930
	Total Investments Purchased with Collateral from Securities Lending (cost $585,930)		585,930

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.8%
	REPURCHASE AGREEMENTS – 3.8%
$50,036	Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/20, repurchase price $50,035,867, collateralized by $42,146,800, U.S. Treasury Notes, 0.500%, due 4/30/27, value 42,504,407; $7,497,000, U.S Treasury Notes, 2.375%, due 5/15/27 value $8,532,233	0.000%	10/01/20	$50,035,867
	Total Short-Term Investments (cost $50,035,867)			50,035,867
	Total Investments (cost $621,455,971) – 103.5%			1,381,136,858
	Other Assets Less Liabilities – (3.5)% (7)			(46,177,894)
	Net Assets Applicable to Common Shares – 100%			$1,334,958,964

Investments in Derivatives
Options Written
Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
S&P 500 Index	Call	(435)	$(145,725,000)	$3,350	10/16/20	$(2,692,650)
S&P 500 Index	Call	(436)	(148,240,000)	3,400	10/16/20	(1,611,020)
S&P 500 Index	Call	(434)	(149,730,000)	3,450	10/16/20	(863,660)
S&P 500 Index	Call	(436)	(149,330,000)	3,425	10/30/20	(2,088,440)
S&P 500 Index	Call	(435)	(148,987,500)	3,425	11/06/20	(2,994,975)
S&P 500 Index	Call	(433)	(141,807,500)	3,275	11/20/20	(7,523,375)
S&P 500 Index	Call	(435)	(152,250,000)	3,500	11/20/20	(2,335,950)
S&P 500 Index	Call	(435)	(153,337,500)	3,525	11/20/20	(1,964,025)
S&P 500 Index	Call	(433)	(153,715,000)	3,550	11/20/20	(1,630,245)
Total Options Written (premiums received $33,601,486)		(3,912)	$(1,343,122,500)			$(23,704,340)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,330,515,061	$ —	$ —	$1,330,515,061
Investments Purchased with Collateral from Securities Lending	585,930	—	—	585,930
Short-Term Investments:
Repurchase Agreements	—	50,035,867	—	50,035,867
Investments in Derivatives:
Options Written	(23,704,340)	—	—	(23,704,340)
Total	$1,307,396,651	$50,035,867	$ —	$1,357,432,518

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $338,328.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(8)	Exchange-traded, unless otherwise noted.
(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
S&P	Standard & Poor's